Significant Accounting Policies (Details)		12 Months Ended
	Feb. 01, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 AED (د.إ)
Disclosure Of Significant Accounting Policies Text Block Abstract
Loss per share totalled		$ 6,427,899	د.إ 4,671,713
Intangible assets useful life		3 years
Deferred Tax Asset		$ 174,813
Warrant derivative loss	$ 9,743,659